Income Taxes (Details) - Schedule of Federal Statutory Income Tax and the Effective Income Tax on Pretax Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Federal Statutory Income Tax And The Effective Income Tax On Pretax Loss Abstract
Tax expense at statutory rate	$ (1,128)	$ (2,112)	$ (5,041)
Foreign rate difference	428	(107)	(280)
Foreign tax expense			61
Return to provision adjustments	399
Rate change	(561)
Change in valuation allowance	2,296	4,153	11,243
Currency translation adjustment
Permanent differences	1,129	986	(1,220)
Tax credit
Trade tax			2
Other			(263)
Income tax expense	$ 2,562	$ 2,920	$ 4,502